Document and Entity Information	12 Months Ended
Jun. 30, 2017 shares
Document Information [Line Items]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Jun. 30, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Trading Symbol	STB
Entity Registrant Name	STUDENT TRANSPORTATION INC.
Entity Central Index Key	0001419465
Current Fiscal Year End Date	--06-30
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	94,631,743